REDEEMABLE CONVERTIBLE PREFERRED SHARES - Series A Preferred Shares activities (Details)		1 Months Ended	12 Months Ended		24 Months Ended
	Feb. 28, 2018	Mar. 31, 2018	Dec. 31, 2019 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2019 CNY (¥)
Conversion Rights
Minimum percentage of shareholders approval needed to waive the foregoing pre-offering valuation and gross proceeds requirements | $			$ 1,000,000,000
Minimum market capitalization criteria for Qualified IPO | $			$ 100,000,000
Liquidation Preferences
Balance at beginning				¥ 252,506,413	¥ 237,844,515
Issuance of preferred shares					342,505,070
Foreign currency translation adjustment				(14,661,898)	47,712,689
Conversion to Ordinary Shares					(628,062,274)
Balance at end				¥ 237,844,515
Series A Preferred Shares
Conversion Rights
Conversion of Preferred Shares in to ordinary share | shares			1	1
Minimum percentage of shareholders approval needed to convert Preferred Shares into Ordinary Shares			0.67%
Minimum percentage of holders consent for qualified IPO			0.67%
Liquidation Preferences
Percentage of liquidation preference on preferred share issue price	150.00%	150.00%
Series A1 Redeemable Convertible Preferred Shares
Liquidation Preferences
Balance at beginning				¥ 138,740,003	130,684,003
Foreign currency translation adjustment				(8,056,000)	8,090,000
Conversion to Ordinary Shares					(138,774,003)
Balance at end				130,684,003
Series A-2 Redeemable Convertible Preferred Shares
Liquidation Preferences
Balance at beginning				41,621,992	39,205,192
Foreign currency translation adjustment				(2,416,800)	2,427,000
Conversion to Ordinary Shares					(41,632,192)
Balance at end				39,205,192
Series A-3 Redeemable Convertible Preferred Shares
Liquidation Preferences
Balance at beginning				72,144,418	67,955,320
Issuance of preferred shares					181,112,874
Foreign currency translation adjustment				(4,189,098)	21,651,035
Conversion to Ordinary Shares					(270,719,229)
Balance at end				¥ 67,955,320
Series B Preferred Shares
Liquidation Preferences
Percentage of liquidation preference on preferred share issue price		150.00%
Issuance of preferred shares					161,392,196
Foreign currency translation adjustment					15,544,654
Conversion to Ordinary Shares					¥ (176,936,850)